Capital Structure - Additional Information (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Nov. 06, 2025 CAD ($)
Disclosure of Capital Structure [Line Items]
Financial liabilities		$ 2,280,600
Senior Unsecured Notes Due Two Thousand And Thirty [Member]
Disclosure of Capital Structure [Line Items]
Notional amount	$ 525,000		$ 525,000
Senior Unsecured Notes [Member]
Disclosure of Capital Structure [Line Items]
Financial liabilities		$ 583,680
Currency risk [member] | Senior Unsecured Notes [Member]
Disclosure of Capital Structure [Line Items]
Financial liabilities	$ 800,000